CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loss on extinguishment of notes payable	$ 0	$ 5,497,516
Change in fair value of contingent consideration	(300,364)	0
Change in fair value of derivative liability	(4,909,820)	(37,900)
Change in fair value of convertible notes receivable	1,073,803	0
Loss on extinguishment of notes payable	0	(5,497,516)
Related Party [Member]
Loss on extinguishment of notes payable	0	27,139
Change in fair value of contingent consideration	304,381	0
Change in fair value of derivative liability	4,909,820	0
Change in fair value of convertible notes receivable	219,000	0
Loss on extinguishment of notes payable	$ 0	$ (27,139)